Subsequent Events - Additional Information (Detail) - SK Wyverns [Member] - Disposal of major subsidiary [member] ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩) shares
Disclosure of detailed information about business combination [line items]
Business combination sale of common stock shares | shares	1,000,000
Land [member]
Disclosure of detailed information about business combination [line items]
Property plant and equipment recognised at acquisition	₩ 100,000
Buildings [member]
Disclosure of detailed information about business combination [line items]
Property plant and equipment recognised at acquisition	₩ 35,280